Share-based Payment Arrangements (Tables)	12 Months Ended
Dec. 31, 2021
Statement [LineItems]
Summary of Information About Restricted Shares
Information about USISH’s outstanding restricted
st
oc
ks
at each balance sheet date was as follows:

	Range of Exercise Price Per Share (RMB)	Remaining Contractual Life (Years)

December 31, 2020

2019 restricted st ocks	$13.2	3.3
2020 restricted stocks	—	1.7

December 31, 2021

2019 restricted st ocks	12.7	2.3
2020 restricted stocks	—	0.7
2021 restricted st oc ks	—	1.7

ASE Inc. option plans [member]
Statement [LineItems]
Summary of Information About Share Options
Information about the share option plans that the Company granted and assumed
were as follows:

	For the Year Ended December 31
	2019		2020		2021
		Weighted		Weighted		Weighted
		Average		Average		Average
	Number of	Exercise	Number of	Exercise	Number of	Exercise
	Options	Price	Options	Price	Options	Price
	(In	Per Share	(In	Per Share	(In	Per Share
	Thousands)	(NT$)	Thousands)	(NT$)	Thousands)	(NT$)

Balance at January 1	183,814	$58.1	170,786	$57.0	144,767	$56.9
Options expired	—	—	(1,006)	40.8	—	—
Options forfeited	(4,214)	61.8	(3,949)	58.0	(5,907)	52.3
Options exercised	(8,814)	48.4	(21,064)	49.2	(42,058)	61.4

Balance at December 31	170,786	57.0	144,767	56.9	96,802	53.3

Options exercisable, end of year	33,822	63.5	67,388	61.4	49,696	55.5

Summary of Outstanding Share Options
Information about the outstanding share options that the Company granted and assumed at each balance sheet date was as follows:

	Range of Exercise Price Per Share (NT$)	Weighted Average Remaining Contractual Life (Years)

December 31, 2020

ASE 4 th share options	$45.2	0.3
ASE 5 th share options	73.0	4.7
The Company 1 st share options	52.9	7.9

December 31, 2021

ASE 5 th share options	73.0	3.7
The Company 1 st share options	51.0	6.9

USIE option plans [member]
Statement [LineItems]
Summary of Information About Share Options
USIE
The terms of the plans issued by USIE were the same with those option plans previously granted by ASE. Information about share options was as follows:

	For the Year Ended December 31
	2019		2020
		Weighted		Weighted
	Number of	Average Exercise	Number of	Average Exercise
	Options	Price	Options	Price
	(In	Per Share	(In	Per Share
	Thousands)	(US$)	Thousands)	(US$)

Balance at January 1	16,711	$2.1	8,349	$2.3
Options forfeited	—	—	(7)	2.9
Options exercised	(8,362)	2.0	(8,342)	2.3

Balance at December 31	8,349	2.3	—	—

Options exercisable, end of year	8,349	2.3	—	—

Trinomial tree model [member]
Statement [LineItems]
Summary of Inputs Related to Fair Value of Share Options
For the fair values at the grant date of USISH’s 2019, 2020 and 2021 plans, the share options plans were measured by using the trinomial tree model, while the restricted stocks
plans were measured by using the Black-Scholes Option Pricing Model incorporating the effect of the lock-up
period. The inputs to the models were as follows:

Share option plan

	2019 Share Options Plan	2020 Share Options Plan

Share price at the grant date	RMB15.84 per share	RMB21.55 per share
Exercise price	RMB13.34 per share	RMB21.65 per share
Expected volatility (%)	45.07-51.80	48.14-53.57
Expected lives (years)	3-5	2.2-4.2
Expected dividend yield	—	—
Risk free interest rate (%)	2.80-2.97	2.80-2.99

Restricted stock plan

	2019 Restricted S tocks Plan	2019 Restricted Stocks Plan Amended in 2020	2020 Restricted Stocks Plan	2021 Restricted Stocks Plan

Share price at the grant date	RMB16.30 per share	RMB16.60 per share	RMB24.30 per share	RMB14.65 per share
Exercise price	RMB13.34 per share	RMB13.34 per share	(Note)	(Note)
Expected volatility (%)	47.77	57.21	56.97	47.15
Lock-up periods (years)	1	1	1.3	1.3
Expected dividend yield	—	—	—	—
Risk free interest rate (%)	2.70	1.55	2.63	2.34

USISH option plans [member]
Statement [LineItems]
Summary of Information About Share Options
Information about share options was as follows:

	For the Year Ended December 31
	2019		2020		2021
	Number of	Exercise	Number of	Exercise	Number of	Exercise
	Options	Price	Options	Price	Options	Price
	(In	Per Share	(In	Per Share	(In	Per Share
	Thousands)	(RMB)	Thousands)	(RMB)	Thousands)	(RMB)

Balance at January 1	21,537	$15.5	35,077	$14.5	31,266	$14.6
Options granted	17,167	13.3	1,140	21.7	—	—
Options forfeited	(463)	15.4	(636)	14.0	(952)	14.5
Options exercised	(3,164)	15.5	(4,315)	15.5	(828)	13.8

Balance at December 31	35,077	14.5	31,266	14.6	29,486	14.2

Options exercisable, end of year	13,694	15.5	13,416	15.5	19,249	14.8

Fair value of options granted (RMB)	$6.27-8.35		$7.03-8.93		$—

Summary of Outstanding Share Options
Information about USISH’s outstanding share options at each balance sheet date was as follows:

	Range of Exercise Price Per Share (RMB)	Remaining Contractual Life (Years)

December 31, 2020

2015 share options	$15.5	4.9
2019 share options	13.3	3.9
2020 share options	21.7	3.9

December 31, 2021

2015 share options	15.5	3.9
2019 share options	12.7	2.9
2020 share options	21.2	2.9

Summary of Information About Restricted Shares
Information about restricted
stocks
was as follows:

	For the Year Ended December 31
	2019		2020		2021
	Number of	Exercise	Number of	Exercise	Number of	Exercise
	Options	Price	Options	Price	Options	Price
	(In	Per Share	(In	Per Share	(In	Per Share
	Thousands)	(RMB)	Thousands)	(RMB)	Thousands)	(RMB)

Balance at January 1	—	$—	6,156	$13.3	5,547	$12.2
Options granted	6,156	13.3	672	4.9	281	—
Options exercised	—	—	(1,281)	13.2	(1,780)	12.7
Options forfeited	—	—	—	—	(483)	12.1

Balance at December 31	6,156	13.3	5,547	12.2	3,565	10.2

Options exercisable, end of year	—	—	—	—	—	—

Fair value of options granted (RMB)	$13.47		$18.55		$11.78